Summary of Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non-current liabilities:
Warrant liability	$ 0	$ 303,102	$ 0
Fair Value, Inputs, Level 1 [Member]
Non-current liabilities:
Warrant liability		0
Fair Value, Inputs, Level 2 [Member]
Non-current liabilities:
Warrant liability		0
Fair Value, Inputs, Level 3 [Member]
Non-current liabilities:
Warrant liability		$ 303,102